FIERA CAPITAL SERIES TRUST
375 Park Avenue, 8th Floor
New York, NY 10152

August 2, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Fiera Capital Series Trust (the “Trust”)
File Nos. 333-215049 and 811-23220
on behalf of Fiera Capital Global Equity Focused Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in the Trust’s 485(b) filing (Post-Effective Amendment No. 18) on behalf of the Fund that was filed electronically with the Securities and Exchange Commission on July 30, 2018.

Please call Andrew Friedman at (212) 715-9147 if you have any questions regarding this filing.  Thank you for your assistance regarding this matter.

Very truly yours,

By:	/s/ Benjamin Thompson
Name:	Benjamin Thompson
Title:	Chief Executive Officer